Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Net revenue
Schedule of revenue by geographical location

	2022	2021	2020
Passenger transportation (*)	14,621,481	7,119,086	5,958,848
Cargo transportation	530,578	361,648	316,318
Mileage program	546,104	267,344	341,197
Other revenue	84,360	36,866	47,053
Gross revenue	15,782,523	7,784,944	6,663,416

Related tax	(583,798)	(351,560)	(291,599)
Net revenue	15,198,725	7,433,384	6,371,817
(*)	Of the total amount, R$272,807 for the fiscal year ended on December 31, 2022 made up of the revenue from no-show, rescheduling, ticket cancellation (R$210,018 and R$252,730 for the years ended December 31, 2021 and 2020, respectively).

Revenue by geographical location is as follows:

	2022	%	2021	%	2020	%
Domestic	13,411,513	88.2	7,174,373	96.5	5,642,471	88.6
International	1,787,212	11.8	259,011	3.5	729,346	11.4
Net revenue	15,198,725	100.0	7,433,384	100.0	6,371,817	100.0

Schedule of revenue by geographical location

	2022	%	2021	%	2020	%
Domestic	13,411,513	88.2	7,174,373	96.5	5,642,471	88.6
International	1,787,212	11.8	259,011	3.5	729,346	11.4
Net revenue	15,198,725	100.0	7,433,384	100.0	6,371,817	100.0